Accrued Expenses and Other Liabilities	9 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

8. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	December 31,	September 30,
	2023	2024

Technical service fee payable	$2,174	$-
Payroll payable	820	732
Value added taxes and other taxes payable	750	739
Subscription amount received for unvested restricted shares	592	299
Other accrued expenses	473	511
	$4,809	$2,281